Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Disclosure of significant observable inputs used in fair value measurement [Table Text Block]
			December 31, 2020
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	23,904	23,904
Other minerals	—	—	1,159	1,159
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	95,796	—	—	95,796
Other minerals	19,794	—	—	19,794
	115,590	—	25,063	140,653

			December 31, 2019
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	1,067	1,067
Other minerals	—	—	633	633
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	48,295	—	—	48,295
Other minerals	9,114	—	—	9,114
	57,409	—	1,700	59,109

         (i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

Disclosure of detailed information about changes in fair value of level 3 investments [Table Text Block]
	2020	2019
	$	$

Balance - January 1	1,700	59,600
Acquisitions	4,782	2,885
Amendment of a note receivable (Note 15)	16,541	—
Disposal (Note 23)	—	(58,641)
Warrants exercised	(347)	(1,055)
Change in fair value - warrants exercised(i)	102	(250)
Change in fair value - warrants expired(i)	(48)	(165)
Change in fair value - investments held at the end of the period(i)	2,333	(674)
Balance - December 31	25,063	1,700

(i) Recognized in the consolidated statements of income (loss) under other gains (losses), net for the warrants and in the consolidated statements of other comprehensive income (loss) under changes in fair value of financial assets at fair value through comprehensive income (loss) for the investments in common shares in private companies.

Disclosure of detailed information about fair value of long-term debt [Table Text Block]

The following table presents the carrying amount and the fair value of long-term debt:

	December 31, 2020		December 31, 2019
	Fair value	Carrying amount	Fair Value	Carrying amount
	$	$

Long-term debt - Level 1	318,000	286,903	303,240	280,807
Long-term debt - Level 2	49,928	49,866	49,103	48,753
Balance	367,928	336,769	352,343	329,560